UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21894

 NAME OF REGISTRANT:                     Cohen & Steers Emerging Markets
                                         Real Estate Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


Cohen & Steers Emerging Markets Real Estate Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 AP (THAILAND) PCL                                                                           Agenda Number:  705058673
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0209X117
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2014
          Ticker:
            ISIN:  TH0308010Y16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 287074 DUE TO RECEIPT OF
       DIRECTORS NAMES AND CHANGE IN VOTING STATUS
       OF RESOLUTION 2. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

CMMT   IN THE SITUATION WHERE THE CHAIRMAN OF THE                Non-Voting
       MEETING SUDDENLY CHANGE THE AGENDA AND/OR
       ADD NEW AGENDA DURING THE MEETING, WE WILL
       VOTE THAT AGENDA AS ABSTAIN.

1      To approve and adopt the minutes made at                  Mgmt          For                            For
       2013 AGM held on 30 April 2013

2      To acknowledge the company's 2013 operating               Non-Voting
       results

3      To approve the audited financial statements               Mgmt          For                            For
       of the company as at 31st December 2013

4      To approve the dividend payment for the                   Mgmt          For                            For
       year 2013 and acknowledge the allocation of
       net profit for legal reserve

5      To approve the appointment of the auditor                 Mgmt          For                            For
       for 2014 and auditors fees

6.A    To approve the appointment of the director                Mgmt          Against                        Against
       succeeding their terms: Mr. Siripong
       Sombutsiri

6.B    To approve the appointment of the director                Mgmt          Against                        Against
       succeeding their terms: Mr. Shaw Sinhaseni

6.C    To approve the appointment of the director                Mgmt          For                            For
       succeeding their terms: Mr. Nontachit
       Tulayanonda

6.D    To approve the appointment of the director                Mgmt          For                            For
       succeeding their terms: Mr. Kosol
       Suriyaporn

6.E    To approve the appointment of the director                Mgmt          Against                        Against
       succeeding their terms: Mr. Wason
       Naruenatpaisan

7      To approve directors monthly remuneration                 Mgmt          For                            For

8      To approve directors bonus                                Mgmt          For                            For

9      Other business (if any)                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AYALA LAND INC, MAKATI CITY                                                                 Agenda Number:  705038190
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0488F100
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2014
          Ticker:
            ISIN:  PHY0488F1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 293689 DUE TO RECEIPT OF
       DIRECTOR NAMES. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1      Proof of notice and determination of quorum               Mgmt          Abstain                        Against

2      Approval of minutes of previous meeting                   Mgmt          For                            For

3      Annual report                                             Mgmt          For                            For

4      Ratification of all acts and resolutions of               Mgmt          For                            For
       the board of directors and of the executive
       committee adopted during the preceding year

5A     Amendments of the articles of                             Mgmt          For                            For
       incorporation: in article seventh,
       exempting from pre-emptive rights (1) the
       issuance of 1 billion common shares for
       acquisitions or debt payments, and (2) the
       issuance of common shares covered by stock
       options granted to members of management
       committees of subsidiaries or affiliates

5B     Amendments of the articles of                             Mgmt          For                            For
       incorporation: in article third, stating
       the specific principal office address of
       the company in compliance with sec
       memorandum circular no. 6, series of 2014

6      Amendment of the stock option plan to                     Mgmt          For                            For
       include members of management committees of
       subsidiaries and affiliates as eligible
       grantees of stock options

7      Election of director: Fernando Zobel De                   Mgmt          Against                        Against
       Ayala

8      Election of director: Jaime Augusto Zobel                 Mgmt          Against                        Against
       De Ayala

9      Election of director: Antonio T. Aquino                   Mgmt          For                            For

10     Election of director: Francis G. Estrada                  Mgmt          For                            For

11     Election of director: Delfin L. Lazaro                    Mgmt          Against                        Against

12     Election of director: Jaime C. Laya                       Mgmt          For                            For

13     Election of independent director: Bernard                 Mgmt          For                            For
       Vincent O. Dy

14     Election of independent director: Vincent                 Mgmt          For                            For
       Y. Tan

15     Election of independent director: Rizalina                Mgmt          For                            For
       G. Mantaring

16     Election of external auditor and fixing of                Mgmt          For                            For
       their remuneration

17     Consideration of such other business as may               Mgmt          Abstain                        For
       properly come before the meeting

18     Adjournment                                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 BANCO NACIONAL DE MEXICO- S.A.- INTEGRANTE DEL GRU                                          Agenda Number:  705032631
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2825H138
    Meeting Type:  SGM
    Meeting Date:  31-Mar-2014
          Ticker:
            ISIN:  MXCFDA020005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Instatement of the general meeting                        Mgmt          For                            For

II     Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval of the audited financial
       statements of the trust in regard to the
       2013 fiscal year, after approval of the
       technical committee of the trust

III    Election and ratification of the members of               Mgmt          For                            For
       the technical committee

IV     General matters                                           Mgmt          Against                        Against

V      Designation of delegates to carry out the                 Mgmt          For                            For
       resolutions that are passed at the general
       meeting




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL PATTANA PUBLIC CO LTD                                                               Agenda Number:  704978052
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1242U276
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2014
          Ticker:
            ISIN:  TH0481B10Z18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Acknowledgment of the minutes of the 2013                 Mgmt          For                            For
       annual general meeting of shareholders
       (AGM)

2      Acknowledgment of the company's performance               Mgmt          Abstain                        Against
       outcomes of 2013

3      Approval of the audited financial                         Mgmt          For                            For
       statements for the year ended December
       31,2013

4      Approval of the dividend payment against                  Mgmt          For                            For
       the 2013 performance outcomes

5.1.1  Approval of the appointment of director in                Mgmt          Against                        Against
       place of those due to complete their terms
       in 2014: Mr. Suthichai Chirathivat

5.1.2  Approval of the appointment of director in                Mgmt          For                            For
       place of those due to complete their terms
       in 2014: Mr. Paitoon Taveebhol

5.1.3  Approval of the appointment of director in                Mgmt          Against                        Against
       place of those due to complete their terms
       in 2014:Mr. Sudhitham Chirathivat

5.1.4  Approval of the appointment of director in                Mgmt          Against                        Against
       place of those due to complete their terms
       in 2014:Mr. Prin Chirathivat

5.2.1  Approval of the appointment of new                        Mgmt          Against                        Against
       director: Mr. Preecha Ekkunakul

6      Approval of an amendment to the name and                  Mgmt          For                            For
       number of directors authorized to sign and
       bind CPN

7      Approval of the remuneration for the board                Mgmt          For                            For
       of directors for 2014

8      Approval of the appointment of the external               Mgmt          For                            For
       auditor and determination of the audit fee
       for 2014

9      Other businesses (if any)                                 Mgmt          Against                        Against

CMMT   06 MAR 2014: IN THE SITUATION WHERE THE                   Non-Voting
       CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE
       AGENDA AND/OR ADD NEW AGENDA DURING THE
       MEETING, WE WILL VOTE THAT AGENDA AS
       ABSTAIN.

CMMT   06 MAR 2014: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO RECEIPT OF ADDITIONAL
       COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA VANKE CO LTD                                                                          Agenda Number:  705023098
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y77421108
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2014
          Ticker:
            ISIN:  CNE0000008Q1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      2013 work report of the board of directors                Mgmt          For                            For

2      2013 work report of the supervisory                       Mgmt          For                            For
       committee

3      2013 annual report and audited financial                  Mgmt          For                            For
       report

4      2013 profit distribution plan: the detailed               Mgmt          For                            For
       profit distribution plan are as follows: 1)
       cash dividend/10 shares (tax included): CNY
       4.10000000 2) bonus issue from profit
       (share/10 shares): none 3) bonus issue from
       capital reserve (share/10 shares): none

5      Re-appointment of audit firm                              Mgmt          For                            For

6.1    Re-election of director: Wang Shi                         Mgmt          For                            For

6.2    Re-election of director: Qiao Shibo                       Mgmt          Against                        Against

6.3    Re-election of director: Yu Liang                         Mgmt          For                            For

6.4    Re-election of director: Sun Jianyi                       Mgmt          Against                        Against

6.5    Re-election of director: Wei Bin                          Mgmt          Against                        Against

6.6    Re-election of director: Chen Ying                        Mgmt          Against                        Against

6.7    Re-election of director: Wang Wenjin                      Mgmt          Against                        Against

6.8    Re-election of Independent director: Zhang                Mgmt          For                            For
       Liping

6.9    Re-election of Independent director: Hua                  Mgmt          For                            For
       Sheng

6.10   Re-election of Independent director: Luo                  Mgmt          For                            For
       Junmei

6.11   Re-election of Independent director: Hai                  Mgmt          For                            For
       Wen

7      By-election of supervisor: Xie Dong                       Mgmt          For                            For

8      Purchase of liability insurance for                       Mgmt          For                            For
       directors, supervisors and senior
       management




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION INMOBILIARIA VESTA SAB DE CV, MEXICO D                                          Agenda Number:  704983522
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9781N108
    Meeting Type:  AGM
    Meeting Date:  13-Mar-2014
          Ticker:
            ISIN:  MX01VE0M0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the report from the general
       director that was prepared in accordance
       with article 172 of the general mercantile
       companies law and article 44, part xi, of
       the securities market law and the opinion
       of the board of directors in this regard

II     Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the audited and consolidated
       financial statements of the company that
       were prepared for the fiscal year that
       ended on December 31, 2013

III    Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the declaration and payment of
       a cash dividend, take into account the
       dividend policy that is in effect and the
       recommendation from the board of directors

IV     Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the report from the board of
       directors that is referred to in line E of
       part iv of article 28 of the securities
       market law and article 172, line B, of the
       general mercantile companies law, in which
       are contained the main accounting and
       information policies and criteria that were
       followed in the preparation of the
       financial information of the company, as
       well as regarding the transactions and
       activities in which the board of directors
       has intervened in accordance with the
       securities market law

V      Report regarding the fulfillment of the tax               Mgmt          Abstain                        Against
       obligations of the company

VI     Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the report from the audit
       committee, from the corporate practices
       committee, from the investment committee,
       from the ethics committee and from the
       corporate responsibility and environmental
       committee, for the fiscal year that ended
       on December 31, 2013

VII    Discussion and, if deemed appropriate,                    Mgmt          For                            For
       ratification or appointment of the members
       who will make up the board of directors of
       the company, as well as of the chairpersons
       of the audit and corporate practices
       committees, for the 2014 fiscal year

VIII   Discussion and, if deemed appropriate,                    Mgmt          For                            For
       determination of the compensation that will
       be paid to the members of the board of
       directors and of the committees of the
       company during the 2014 fiscal year

IX     Report regarding the cancellation of the                  Mgmt          Abstain                        Against
       shares, of a single series, that are
       representative of the variable portion of
       the share capital of the company, that were
       not the object of subscription and payment
       in the public offering for the subscription
       of shares that was conducted by the company
       in July 2013, resolutions in this regard,
       in accordance with that which is resolved
       on at the general meeting that was held on
       May 30, 2013

X      Revocation of authority                                   Mgmt          Against                        Against

XI     Designation of special delegates of the                   Mgmt          For                            For
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION INMOBILIARIA VESTA SAB DE CV, MEXICO D                                          Agenda Number:  705058205
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9781N108
    Meeting Type:  OGM
    Meeting Date:  10-Apr-2014
          Ticker:
            ISIN:  MX01VE0M0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report regarding the fulfillment of the tax               Mgmt          Abstain                        Against
       obligations of the company

II     Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, designation of the members who
       will make up the board of directors of the
       company, as well as of the chairpersons of
       the audit and corporate practices
       committees, during the 2014 fiscal year,
       resolutions in this regard

III    Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, determination of the
       compensation payable to the members of the
       board of directors and of the committees of
       the company during the 2014 fiscal year,
       resolutions in this regard

IV     Report regarding the cancellation of the                  Mgmt          Abstain                        Against
       shares, of a single series, that are
       representative of the variable portion of
       the share capital of the company, which
       were not subscribed for and paid in under
       the public offering for the subscription of
       shares that was carried out by the company
       in July 2013, resolutions in this regard,
       in accordance with that which was resolved
       on at the general meeting that was held on
       May 30, 2013

V      Designation of special delegates from the                 Mgmt          For                            For
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK MEXICO SA INSTITUCION DE BANCA MULTI                                          Agenda Number:  705167105
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3515D163
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2014
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      READING, DISCUSSION AND, IF DEEMED                        Mgmt          For                            For
       APPROPRIATE, APPROVAL OF THE REPORT FROM
       THE ADMINISTRATOR OF THE TRUST REGARDING
       THE ACTIVITIES THAT WERE CONDUCTED DURING
       THE FISCAL YEAR THAT ENDED ON DECEMBER 31,
       2013, INCLUDING THE READING AND, IF DEEMED
       APPROPRIATE, APPROVAL OF THE REPORT FROM
       THE TECHNICAL COMMITTEE OF THE TRUST, IN
       ACCORDANCE WITH THAT WHICH IS ESTABLISHED
       IN ARTICLE 28, PART IV, LINE E, OF THE
       SECURITIES MARKET LAW

II     PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          For                            For
       APPROPRIATE, APPROVAL OF THE ANNUAL REPORT
       ON THE ACTIVITIES THAT WERE CARRIED OUT BY
       THE AUDIT AND CORPORATE PRACTICES COMMITTEE
       IN ACCORDANCE WITH ARTICLE 43, PART I AND
       II, OF THE SECURITIES MARKET LAW, AS WELL
       AS OF THE REPORT FROM THE NOMINATIONS
       COMMITTEE

III    READING, DISCUSSION AND, IF DEEMED                        Mgmt          For                            For
       APPROPRIATE, APPROVAL OF THE REPORT FROM
       THE ADMINISTRATOR OF THE TRUST REGARDING
       THE OBLIGATION CONTAINED IN ARTICLE 44,
       PART XI, OF THE SECURITIES MARKET LAW AND
       ARTICLE 172 OF THE GENERAL MERCANTILE
       COMPANIES LAW, EXCEPT FOR LINE B OF THE
       MENTIONED ARTICLE

IV     READING, DISCUSSION AND, IF DEEMED                        Mgmt          For                            For
       APPROPRIATE, APPROVAL OF THE REPORT FROM
       THE ADMINISTRATOR OF THE TRUST REGARDING
       THE OBLIGATION CONTAINED IN ARTICLE 172,
       LINE B, OF THE GENERAL MERCANTILE COMPANIES
       LAW IN WHICH ARE CONTAINED THE MAIN
       ACCOUNTING AND INFORMATION POLICIES AND
       CRITERIA THAT WERE FOLLOWED IN THE
       PREPARATION OF THE FINANCIAL INFORMATION,
       IN REGARD TO THE REPORTS FROM THE OUTSIDE
       AUDITOR OF THE TRUST REGARDING THE
       MENTIONED FISCAL YEAR, AS WELL AS THE
       OPINION OF THE TECHNICAL COMMITTEE
       REGARDING THE CONTENT OF THAT REPORT

V      PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          For                            For
       APPROPRIATE, APPROVAL OF THE REPORT
       REGARDING THE FULFILLMENT OF THE TAX
       OBLIGATIONS DURING THE FISCAL YEAR THAT
       ENDED ON DECEMBER 31, 2013, IN ACCORDANCE
       WITH ARTICLE 76, PART XIX, OF THE INCOME
       TAX LAW

VI     PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          For                            For
       APPROPRIATE, APPROVAL OF THE FINANCIAL
       STATEMENTS OF THE TRUST FOR THE FISCAL YEAR
       THAT ENDED ON DECEMBER 31, 2013, AND THE
       ALLOCATION OF RESULTS IN THAT FISCAL YEAR

VII    PROPOSAL, DISCUSSION AND, IF DEEMED                       Mgmt          Against                        Against
       APPROPRIATE, RESIGNATION, APPOINTMENT AND
       RATIFICATION OF THE MEMBERS OF THE
       TECHNICAL COMMITTEE, AFTER THE
       CLASSIFICATION, IF DEEMED APPROPRIATE, OF
       THE INDEPENDENCE OF THE INDEPENDENT MEMBERS

VIII   PROPOSAL, DISCUSSION AND, IF DEEMED                       Mgmt          Against                        Against
       APPROPRIATE, APPROVAL OF THE COMPENSATION
       FOR THE INDEPENDENT MEMBERS OF THE
       TECHNICAL COMMITTEE

IX     READING AND APPROVAL OF THE MINUTES AND                   Mgmt          Against                        Against
       RESOLUTIONS OF THE ANNUAL GENERAL MEETING
       OF HOLDERS THAT WAS HELD ON APRIL 4, 2014

X      REPORT FROM THE DELEGATES FOR THE OFFERING                Mgmt          For                            For
       AND RATIFICATION OF THE ACTIVITIES RELATED
       TO THE ISSUANCE AND PLACEMENT OF REAL
       ESTATE TRUST EXCHANGE CERTIFICATES, WHICH
       WERE APPROVED AT THE GENERAL MEETING OF
       HOLDERS THAT WAS HELD ON APRIL 4, 2014

XI     IF DEEMED APPROPRIATE, THE DESIGNATION OF                 Mgmt          For                            For
       SPECIAL DELEGATES FROM THE ANNUAL GENERAL
       MEETING OF HOLDERS

XII    DRAFTING, READING AND APPROVAL OF THE                     Mgmt          For                            For
       MINUTES OF THE ANNUAL GENERAL MEETING OF
       HOLDERS




--------------------------------------------------------------------------------------------------------------------------
 FIBRA UNO ADMINISTRACION SA DE CV OPERATES AS A RE                                          Agenda Number:  705072116
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3515D163
    Meeting Type:  SGM
    Meeting Date:  04-Apr-2014
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Presentation, discussion and, if deemed                   Mgmt          Against                        Against
       appropriate, amendment or ratification of
       the conditions and of the system of
       commissions of the agreement for the
       provision of advising services of the trust

2      Presentation, discussion and, if deemed                   Mgmt          Against                        Against
       appropriate, amendment or ratification of
       the system of incentives for results
       obtained in favor of the management of the
       trust

3      Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, accordance with the agreement
       from the technical committee of the trust
       for the issuance of real estate trust
       certificates under Clause 9 of Section
       9.1.24 of the trust and their public and or
       private offering on domestic and foreign
       securities markets

4      Designation of special delegates from the                 Mgmt          For                            For
       annual general meeting of holders




--------------------------------------------------------------------------------------------------------------------------
 GREENTOWN CHINA HOLDINGS LTD                                                                Agenda Number:  704962908
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4100M105
    Meeting Type:  EGM
    Meeting Date:  28-Feb-2014
          Ticker:
            ISIN:  KYG4100M1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE AND                   Non-Voting
       PROXY FORM ARE AVAILABLE BY CLICKING ON THE
       URL LINKS:
       http://www.hkexnews.hk/listedco/listconews/
       SEHK/2014/0212/LTN20140212514.pdf AND
       http://www.hkexnews.hk/listedco/listconews/
       SEHK/2014/0212/LTN20140212474.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR
       RESOLUTION "1", ABSTAIN IS NOT A VOTING
       OPTION ON THIS MEETING

1      The Framework Agreement and the                           Mgmt          For                            For
       transactions contemplated thereunder

CMMT   13 FEB 2014: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO RECEIPT OF ACTUAL RECORD
       DATE. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GROWTHPOINT PROPERTIES LTD                                                                  Agenda Number:  704732420
--------------------------------------------------------------------------------------------------------------------------
        Security:  S3373C239
    Meeting Type:  OGM
    Meeting Date:  10-Oct-2013
          Ticker:
            ISIN:  ZAE000179420
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Resolved that the Company or Growthpoint                  Mgmt          For                            For
       Management Services Proprietary Limited
       ("GMS") be and are hereby authorised, by
       way of a special resolution and a specific
       authority, in terms of the Companies Act,
       No. 71 of 2008, as amended, the JSE Limited
       Listings Requirements ("Listings
       Requirements") and paragraph 38 of the
       Company's Memorandum of Incorporation, to
       acquire 16 983 333 Growthpoint shares from
       Unipalm Investment Holdings Limited
       ("Unipalm"), through Quick Leap Investments
       429 Proprietary Limited ("Quick Leap"), at
       R21.50 per Growthpoint share, including an
       Agterskot of R1.00 per Growthpoint share if
       the 15-day volume-weighted average price
       ("VWAP") reaches or exceeds R30.00 within
       18 months after the closing date, being two
       business days after the fulfillment of the
       suspensive conditions, and the underwriting
       CONTD

CONT   CONTD of costs to ensure the proceeds                     Non-Voting
       distributed to Unipalm are no less than
       R241,425,000 (before taking into account
       dividend withholding tax, if any) upon the
       binding legal agreement entered into with
       Unipalm, and any amendments thereto ." The
       reason for special resolution number 1 is
       to specifically authorise the Company or
       GMS to acquire 16 983 333 Growthpoint
       shares in the stated capital of the
       Company. The effect of special resolution
       number 1 is to enable the Company or GMS,
       by way of a specific authority, to acquire
       shares in the Company from Unipalm, through
       Quick Leap

S.2    Resolved that the Company or GMS be and are               Mgmt          For                            For
       hereby authorised, by way of a special
       resolution and a specific authority, in
       terms of the Companies Act, No. 71 of 2008,
       as amended, the Listings Requirements and
       paragraph 38 of the Company's Memorandum of
       Incorporation, to acquire 8,500,000
       Growthpoint shares at R21.50 per
       Growthpoint share, from Phatsima Properties
       Proprietary Limited ("Phatsima") upon the
       terms of the Phatsima share repurchase
       agreement. The reason for special
       resolution number 2 is to specifically
       authorise the Company or GMS to acquire 8
       500 000 Growthpoint shares in the issued
       share capital of the Company. The effect of
       special resolution number 2 is to enable
       the Company or GMS, by way of a specific
       authority, to acquire shares in the Company
       from Phatsima

O.1    Resolved that any Director or the Company                 Mgmt          For                            For
       Secretary of the Company be and are hereby
       authorised to do all such things, sign all
       such documents and take all such actions as
       may be necessary for or incidental to the
       validation and implementation of the
       special resolutions, if passed, which is to
       be proposed at the general meeting of
       shareholders convened to consider this
       ordinary resolution number 1




--------------------------------------------------------------------------------------------------------------------------
 GROWTHPOINT PROPERTIES LTD                                                                  Agenda Number:  704754351
--------------------------------------------------------------------------------------------------------------------------
        Security:  S3373C239
    Meeting Type:  AGM
    Meeting Date:  12-Nov-2013
          Ticker:
            ISIN:  ZAE000179420
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Adoption of annual financial statements                   Mgmt          For                            For

1.2.1  To elect Mr SP Mngconkola as a                            Mgmt          Against                        Against
       non-executive director appointed by the
       Board

1.2.2  To elect Mr G Volkel as financial director                Mgmt          Against                        Against
       appointed by the Board

1.3.1  Re-election of non-executive director who                 Mgmt          For                            For
       is to retire at the meeting: Mr PH Fechter

1.3.2  Re-election of non-executive director who                 Mgmt          For                            For
       is to retire at the meeting: Mrs LA Finlay

1.3.3  Re-election of non-executive director who                 Mgmt          For                            For
       is to retire at the meeting: Mrs NBP
       Nkabinde

1.4.1  Election of Audit Committee: Mrs LA Finlay                Mgmt          For                            For
       (Chairperson)

1.4.2  Election of Audit Committee: Mr PH Fechter                Mgmt          For                            For

1.4.3  Election of Audit Committee: Mr JC Hayward                Mgmt          For                            For

1.4.4  Election of Audit Committee: Mr CG Steyn                  Mgmt          For                            For

1.5    Appointment of auditor: To reappoint KPMG                 Mgmt          For                            For
       Inc. as auditor of the company on the
       recommendation of the Audit Committee, for
       the period until the company's next annual
       general meeting

1.6    Advisory, non-binding approval of                         Mgmt          For                            For
       remuneration policy

1.7    To place the unissued authorised ordinary                 Mgmt          For                            For
       shares of the company under the control of
       the directors

1.8    Specific authority to issue shares to                     Mgmt          For                            For
       afford shareholders distribution
       re-investment alternatives

1.9    General but restricted authority to issue                 Mgmt          For                            For
       shares for cash

1.10   To receive and accept the report of the                   Mgmt          For                            For
       Social, Ethics and Transformation Committee
       Chairman

S.2.1  Approval of non-executive directors' fees                 Mgmt          For                            For
       for the financial year ending 30 June 2014

S.2.2  Financial assistance to related and                       Mgmt          For                            For
       inter-related companies

S.2.3  Authority to repurchase ordinary shares                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU                                             Agenda Number:  704717846
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2933F115
    Meeting Type:  EGM
    Meeting Date:  18-Oct-2013
          Ticker:
            ISIN:  CNE100000569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE AND                   Non-Voting
       PROXY FORM ARE AVAILABLE BY CLICKING ON THE
       URL LINKS:
       http://www.hkexnews.hk/listedco/listconews/
       SEHK/2013/0902/LTN20130902083.pdf AND
       http://www.hkexnews.hk/listedco/listconews/
       SEHK/2013/0902/LTN20130902465.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS. THANK YOU.

1.i    That each of the following proposed item in               Mgmt          For                            For
       respect of the proposed issue of Domestic
       Corporate Bonds in the PRC be and is hereby
       individually approved (subject to the
       approval of the CSRC and the conditions of
       the bonds market in the PRC): Issuer:
       Guangzhou R&F Properties Co., Ltd

1.ii   That each of the following proposed item in               Mgmt          For                            For
       respect of the proposed issue of Domestic
       Corporate Bonds in the PRC be and is hereby
       individually approved (subject to the
       approval of the CSRC and the conditions of
       the bonds market in the PRC): Place of
       issue: the PRC

1.iii  That each of the following proposed item in               Mgmt          For                            For
       respect of the proposed issue of Domestic
       Corporate Bonds in the PRC be and is hereby
       individually approved (subject to the
       approval of the CSRC and the conditions of
       the bonds market in the PRC): Size of
       issue: The aggregate principal amount shall
       not be more than RMB6.0 billion

1.iv   That each of the following proposed item in               Mgmt          For                            For
       respect of the proposed issue of Domestic
       Corporate Bonds in the PRC be and is hereby
       individually approved (subject to the
       approval of the CSRC and the conditions of
       the bonds market in the PRC): Arrangement
       for Shareholders: The Domestic Corporate
       Bonds will not be placed to existing
       Shareholders on a preferential basis

1.v    That each of the following proposed item in               Mgmt          For                            For
       respect of the proposed issue of Domestic
       Corporate Bonds in the PRC be and is hereby
       individually approved (subject to the
       approval of the CSRC and the conditions of
       the bonds market in the PRC): Maturity: 5
       to 10 years

1.vi   That each of the following proposed item in               Mgmt          For                            For
       respect of the proposed issue of Domestic
       Corporate Bonds in the PRC be and is hereby
       individually approved (subject to the
       approval of the CSRC and the conditions of
       the bonds market in the PRC): Use of
       proceeds: To repay part of the existing
       bank loans and to supplement the working
       capital of the Company

1.vii  That each of the following proposed item in               Mgmt          For                            For
       respect of the proposed issue of Domestic
       Corporate Bonds in the PRC be and is hereby
       individually approved (subject to the
       approval of the CSRC and the conditions of
       the bonds market in the PRC): Listing:
       Subject to the satisfaction of the relevant
       requirements for listing, an application
       for listing of the Domestic Corporate Bonds
       on a domestic stock exchange as approved by
       the relevant PRC regulatory authorities
       will be made

1viii  That each of the following proposed item in               Mgmt          For                            For
       respect of the proposed issue of Domestic
       Corporate Bonds in the PRC be and is hereby
       individually approved (subject to the
       approval of the CSRC and the conditions of
       the bonds market in the PRC): Validity
       period for the issue: Subject to approval
       by Shareholders and CSRC, the validity
       period for the issue of the Domestic
       Corporate Bonds shall be 24 months from the
       date of approval by CSRC

2      That the board of directors of the Company                Mgmt          For                            For
       be and is hereby authorised to deal with
       all matters in connection with the issue of
       the Domestic Corporate Bonds in the PRC,
       including but not limited to the following:
       (i) implement specific plan for the issue
       of the Domestic Corporate Bonds according
       to market conditions, including but not
       limited to the timing of issue, issue size,
       issue price, maturity, whether to issue in
       tranches and their respective size and
       maturity, interest rate and method of
       determination, conditions for redemption or
       repurchase, guarantees, place of issue and
       listing, other terms of the bonds and all
       other matters relating to the issue of the
       Domestic Corporate Bonds; (ii) determine
       the final use of the proceeds in accordance
       with the needs of the Company; (iii) decide
       and appoint intermediaries and CONTD

CONT   CONTD a trustee for the proposed issue of                 Non-Voting
       the Domestic Corporate Bonds; (iv) apply to
       the relevant PRC regulatory authorities to
       issue the Domestic Corporate Bonds and make
       appropriate adjustments to the plan for the
       issue and terms of the Domestic Corporate
       Bonds in accordance with the feedback (if
       any) from the relevant PRC regulatory
       authorities; (v) deal with any matters
       relating to the issue and listing of the
       Domestic Corporate Bonds pursuant to the
       relevant rules of the relevant domestic
       stock exchange(s); (vi) approve and execute
       relevant legal documents relating to the
       issue and listing of the Domestic Corporate
       Bonds and make appropriate disclosure; and
       (vii) take all necessary actions to
       determine and make arrangements for all
       matters relating to the proposed issue and
       listing of the Domestic Corporate Bonds,
       CONTD

CONT   CONTD including exercising discretion to                  Non-Voting
       delay or temporarily suspend the issue of
       the Domestic Corporate Bonds should such
       event of force majeure or other situations
       make the issue of the Domestic Corporate
       Bonds difficult or would not be beneficial
       to the Company even if it could be issued

3      That the following measures to be                         Mgmt          For                            For
       implemented by the Company in the event of
       expected inability to repay principals and
       interest of the Domestic Corporate Bonds as
       scheduled or the Company is unable to repay
       the principals or interests of the Domestic
       Corporate Bonds as they become due be and
       are hereby approved: (i) no dividends will
       be distributed to Shareholders; (ii)
       suspend capital expenditure, such as major
       external investments, acquisitions and
       mergers; (iii) salary and bonus of
       Directors and senior management of the
       Company will be reduced or suspended; and
       (iv) no key officers will be allowed to
       leave office




--------------------------------------------------------------------------------------------------------------------------
 HYPROP INVESTMENTS LIMITED                                                                  Agenda Number:  704845974
--------------------------------------------------------------------------------------------------------------------------
        Security:  S3723HAA0
    Meeting Type:  AGM
    Meeting Date:  05-Dec-2013
          Ticker:
            ISIN:  ZAE000003430
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Adoption of annual financial statements                   Mgmt          For                            For

O.2    Confirmation of appointment of director T                 Mgmt          For                            For
       Mokgatlha

O.3    Re-election of director E Dube                            Mgmt          Against                        Against

O.4    Re-election of director L Engelbrecht                     Mgmt          For                            For

O.5    Re-election of director M Lewin                           Mgmt          For                            For

O.6    Re-election of director P Prinsloo                        Mgmt          Against                        Against

O.7.1  Re-appointment of L Engelbrecht (Chairman)                Mgmt          For                            For
       as member of the audit committee

O.7.2  Re-appointment of G Tipper as member of the               Mgmt          Against                        Against
       audit committee

O.7.3  Appointment of T Mokgatlha as member of the               Mgmt          For                            For
       audit committee

O.8    Resolved that Grant Thornton be                           Mgmt          For                            For
       re-appointed as the auditors of the company
       and VR De Villiers be appointed as the
       individual registered auditor of the
       company from the conclusion of this annual
       general meeting until the conclusion of the
       next annual general meeting

O.9    Unissued securities                                       Mgmt          For                            For

O.10   General authority to issue securities for                 Mgmt          For                            For
       cash

O.11   Approval of remuneration policy                           Mgmt          For                            For

O12.1  Adoption of the performance unit scheme                   Mgmt          For                            For

O12.2  Adoption of the retention unit scheme                     Mgmt          For                            For

S.1    Security repurchases                                      Mgmt          For                            For

S.2    Financial assistance to related and                       Mgmt          For                            For
       inter-related parties

S.3    Approval of non-executive directors' fees                 Mgmt          For                            For
       proposed for the year ending 30 June 2014

S.4    Approval of a new Memorandum of                           Mgmt          For                            For
       Incorporation

O.13   Signature of documentation                                Mgmt          For                            For

CMMT   15 NOV 2013: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO MODIFICATION OF TEXT IN
       RESOLUTIONS O.7.1 TO O.7.3. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 IJM LAND BHD                                                                                Agenda Number:  704671773
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3882A107
    Meeting Type:  AGM
    Meeting Date:  26-Aug-2013
          Ticker:
            ISIN:  MYL5215OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To elect retiring Director as follows:- Tan               Mgmt          For                            For
       Sri Dato' Nasruddin bin Bahari

2      To elect retiring Director as follows:- Tan               Mgmt          For                            For
       Sri Dato' Tan Boon Seng @ Krishnan

3      To elect retiring Director as follows:-                   Mgmt          For                            For
       Dato' Soam Heng Choon

4      To elect retiring Director as follows:- Lim               Mgmt          For                            For
       Hun Soon @ David Lim

5      To elect retiring Director as follows:- Goh               Mgmt          For                            For
       Tian Sui

6      To appoint PricewaterhouseCoopers as                      Mgmt          For                            For
       Auditors and to authorize the Directors to
       fix their remuneration

7      That the Directors' fees of RM506,667 for                 Mgmt          For                            For
       the year ended 31 March 2013 be approved to
       be divided amongst the Directors in such
       manner as they may determine

8      Authority to issue shares under Section                   Mgmt          For                            For
       132D

9      Proposed renewal of share buy-back                        Mgmt          For                            For
       authority

10     Proposed renewal of general mandate for                   Mgmt          For                            For
       recurrent related party transactions:  Part
       B Section 2(ii)(a)

11     Proposed renewal of general mandate for                   Mgmt          For                            For
       recurrent related party transactions:  Part
       B Section 2(ii)(b)




--------------------------------------------------------------------------------------------------------------------------
 IMMOFINANZ AG, WIEN                                                                         Agenda Number:  704719458
--------------------------------------------------------------------------------------------------------------------------
        Security:  A27849149
    Meeting Type:  AGM
    Meeting Date:  02-Oct-2013
          Ticker:
            ISIN:  AT0000809058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE MEETING HAS BEEN SET                 Non-Voting
       UP USING THE RECORD DATE 20 SEP 2013 WHICH
       AT THIS TIME WE ARE UNABLE TO
       SYSTEMATICALLY UPDATE. THE TRUE RECORD DATE
       FOR THIS MEETING IS 22 SEP 2013. THANK YOU

1      Presentation of the adopted annual                        Non-Voting
       financial statements including the
       management report, the corporate governance
       report, the consolidated financial
       statements including the group management
       report, the proposal for the appropriation
       of the balance sheet profit and the report
       of the supervisory board on the business
       year 2012/2013

2      Resolution on the appropriation of the                    Mgmt          For                            For
       balance sheet profit stated in the
       financial statements for the business year
       2012/2013

3      Resolution on the approval of the actions                 Mgmt          For                            For
       of the members of the executive board for
       the business year 2012/2013

4      Resolution on the approval of the actions                 Mgmt          For                            For
       of the members of the supervisory board for
       the business year 2012/2013

5      Resolution on the remuneration of the                     Mgmt          For                            For
       supervisory board members for the business
       year 2012/2013

6      Election of the auditor for the individual                Mgmt          For                            For
       and consolidated financial statements for
       the business year 2013/2014

7      Resolution on amendments of the Articles of               Mgmt          For                            For
       Association

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN MEETING TYPE FROM OGM TO AGM. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 IMMOFINANZ AG, WIEN                                                                         Agenda Number:  704964786
--------------------------------------------------------------------------------------------------------------------------
        Security:  A27849149
    Meeting Type:  EGM
    Meeting Date:  14-Mar-2014
          Ticker:
            ISIN:  AT0000809058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   05 MAR 2014: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO REMOVAL OF POA COMMENT AND
       RECEIPT OF ADDITIONAL COMMENT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1      Resolution upon the spin-off by absorption                Mgmt          For                            For
       of a participation of Immofinanz AG to
       Buwog AG and granting shares of Buwog AG to
       shareholders of Immofinanz AG

CMMT   05 MAR 2014: PLEASE NOTE THAT THE                         Non-Voting
       MANAGEMENT MAKES NO VOTE RECOMMENDATION FOR
       RESOLUTION 1




--------------------------------------------------------------------------------------------------------------------------
 MAH SING GROUP BHD                                                                          Agenda Number:  704730476
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5418R108
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2013
          Ticker:
            ISIN:  MYL8583OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Proposed acquisition by Mah Sing                          Mgmt          For                            For
       Development SDN BHD, a wholly-owned
       subsidiary of Mah Sing, of a Parcel of
       Freehold Land in the Mukim of Plentong,
       district of Johor Bahru, Johor Darul Ta'Zim
       measuring approximately 35.26 acres from
       Kim San investments SDN BHD For a cash
       consideration of RM365,550,150 ("proposed
       acquisition")

2      Proposed grant of options to a person                     Mgmt          Against                        Against
       connected to a director and major
       shareholder of Mah Sing pursuant to the
       employees' share option scheme of Mah Sing
       ("proposed grant of options")




--------------------------------------------------------------------------------------------------------------------------
 MAH SING GROUP BHD                                                                          Agenda Number:  704983736
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5418R108
    Meeting Type:  EGM
    Meeting Date:  14-Mar-2014
          Ticker:
            ISIN:  MYL8583OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Proposed acquisition by Sanjung Tropika                   Mgmt          For                            For
       Development Sdn Bhd, a wholly-owned
       subsidiary of Mah Sing, of thirty one (31)
       pieces of adjoining freehold lands with
       total net land area measuring approximately
       1,351.84 acres all in Tempat of LKTP Cahaya
       Baru, Mukim of Plentong, District of Johor
       Bahru, Johor Darul Takzim from Bistari Land
       Sdn Bhd for a total cash consideration of
       RM411,163,937.85 ("Proposed Acquisition")




--------------------------------------------------------------------------------------------------------------------------
 MEGAWORLD CORPORATION                                                                       Agenda Number:  704625978
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y59481112
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2013
          Ticker:
            ISIN:  PHY594811127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 205386 DUE TO RECEIPT OF
       DIRECTORS NAMES. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1      Call to order                                             Mgmt          Abstain                        Against

2      Proof of notice and determination of quorum               Mgmt          Abstain                        Against

3      Approval of minutes of the annual meeting                 Mgmt          For                            For
       held on June 15, 2012

4      Annual report of management                               Mgmt          Abstain                        Against

5      Increase in authorized capital stock                      Mgmt          For                            For

6      Appointment of external auditors:                         Mgmt          For                            For
       Punongbayan & Araullo

7      Ratification of acts and resolutions of the               Mgmt          For                            For
       board of directors, board of committees and
       management

8      Election of director: Andrew L. Tan                       Mgmt          For                            For

9      Election of director: Katherine L. Tan                    Mgmt          For                            For

10     Election of director: Kingson U. Sian                     Mgmt          For                            For

11     Election of director: Enrique Santos L. Sy                Mgmt          For                            For

12     Election of director: Miguel B. Varela                    Mgmt          For                            For
       (independent director)

13     Election of director: Gerardo C. Garcia                   Mgmt          For                            For
       (independent director)

14     Election of director: Roberto S. Guevara                  Mgmt          For                            For
       (independent director)

15     Other matters                                             Mgmt          Abstain                        For

16     Adjournment                                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 PHOENIX MILLS LTD                                                                           Agenda Number:  704670430
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6973B132
    Meeting Type:  AGM
    Meeting Date:  21-Aug-2013
          Ticker:
            ISIN:  INE211B01039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet of the Company as at March
       31, 2013 and Profit and Loss Account for
       the year ended on that date together with
       the Reports of the Board of Directors and
       Auditors thereon

2      To declare Dividend on Equity Shares for                  Mgmt          For                            For
       the year ended March 31, 2013: Your
       Directors are pleased to recommend, for
       approval of the Company's shareholders at
       the ensuing Annual General Meeting (AGM), a
       final dividend of 110% for the year ended
       March 31, 2013, i.e. INR 2.20/- for each
       fully paid up equity share of INR 2/-

3      To appoint a Director in place of Mr. Amit                Mgmt          For                            For
       Kumar Dabriwala, who retires by rotation
       and being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          Against                        Against
       Suhail Nathani, who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      To appoint M/s A. M. Ghelani & Company,                   Mgmt          For                            For
       Chartered Accountants (Firm Regn. No.
       103173W) and M/s Chaturvedi & Shah,
       Chartered Accountants (Firm Regn. No.
       101720W) as the Statutory Auditors of the
       Company, to hold office from the conclusion
       of this meeting until the conclusion of the
       next Annual General Meeting and to
       authorize the Board of Directors to fix
       their remuneration

6      Resolved that Mr. Gautam Nayak who was                    Mgmt          For                            For
       appointed as an Additional Director of the
       Company on January 14, 2013 pursuant to the
       provisions of Section 260 of the Companies
       Act, 1956 read with Article 129 of the
       Company's Articles of Association and in
       respect of whom the Company has received a
       notice under Section 257 of the Companies
       Act, 1956 along with necessary deposit from
       a shareholder proposing his candidature, be
       and is hereby appointed as a Director of
       the Company, liable to retire by rotation.
       Resolved further that the Board of
       Directors of the Company be and are hereby
       authorized to do all such acts, deeds,
       things as are necessary to give effect to
       this Resolution

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 81(1A) and other applicable
       provisions, if any, of the Companies Act,
       1956, the provisions of Securities and
       Exchange Board Of India (Issue Of Capital
       And Disclosure Requirements) Regulations,
       2009 (the "SEBI ICDR Regulations"), the
       provisions of the Foreign Exchange
       Management Act, 1999, and rules and
       regulations made hereunder, including the
       Foreign Exchange Management (Transfer or
       Issue of Security by a person Resident
       outside India) Regulations, 2000, if
       applicable, the provisions of Issue of
       Foreign Currency Convertible Bonds and
       Ordinary Shares (Through Depository Receipt
       Mechanism) Scheme, 1993 and subject to any
       other applicable law or laws, rules and
       regulations (including any amendment
       thereto or reenactment thereto or
       reenactment thereof for the time being in
       CONTD

CONT   CONTD force) and subject to enabling                      Non-Voting
       provisions in the Memorandum and Articles
       of Association of the Company and Listing
       Agreements, entered into by the Company
       with the Stock Exchanges where the shares
       of the Company are listed and subject to
       any approval, consent, permission and/or
       sanction of the members of the Company by
       way of Special Resolution, Government of
       India, Reserve Bank of India, Stock
       Exchanges, Registrar of Companies,
       Securities and Exchange Board of India
       and/or any other competent authorities,
       institutions or bodies, within or outside
       India, and subject to such conditions and
       modifications as may be prescribed by any
       of them while granting such approvals,
       permissions, consents and sanctions and
       which may be agreed by the Board of
       Directors (hereinafter referred to as
       "Board" which term shall include CONTD

CONT   CONTD any committee thereof, whether                      Non-Voting
       constituted or to be constituted), approval
       of the Company is hereby accorded to the
       Board to create, offer, issue and allot in
       one or more tranche(s), in the course of
       domestic and/or international offerings
       and/or Qualified Institutional Placements
       ("QIP"), with or without an over
       allotment/green shoe issue option, in one
       or more foreign markets or domestic
       markets, to domestic institutions, foreign
       institutions, non-resident Indians, Indian
       public, companies, corporate bodies, mutual
       funds, banks, insurance companies, pension
       funds, individuals, qualified institutional
       buyers or other persons or entities,
       whether shareholders of the Company or not,
       through a public issue and/or on a private
       placement basis and/or qualified
       institutional placement within the meaning
       of Chapter VIII CONTD

CONT   CONTD of the SEBI ICDR Regulations and/or                 Non-Voting
       preferential issue and/ or other kind of
       public issue and/or private placement or
       through a combination of the foregoing as
       may be permitted under applicable law from
       time to time, with or without an over
       allotment/ green shoe option, equity
       shares, secured or unsecured debentures,
       bonds or any other securities whether
       convertible into equity shares or not,
       including, but not limited to, Foreign
       Currency Convertible Bonds ("FCCBs"),
       Optionally Convertible Debentures ("OCDs"),
       Bonds with share warrants attached, Global
       Depository Receipts ("GDRs"), American
       Depository Receipts ("ADRs") or any other
       equity related instrument of the Company or
       a combination of the foregoing including
       but not limited to a combination of equity
       shares with bonds and/or any other
       securities, whether CONTD

CONT   CONTD convertible into equity shares or not               Non-Voting
       (hereinafter referred to as "securities")
       for a value of upto INR 1000,00,00,000/-
       (Rupees One Thousand     Crores), whether
       to be listed on any stock exchange inside
       India or any     international stock
       exchange outside India, through an offer
       document and/or  prospectus and/or offer
       letter, and/or offering circular, and/or on
       public    and/or private or preferential
       basis, whether rupee denominated in foreign
       currency at such time or times, at such
       price or prices in such manner and on such
       terms and conditions including security,
       rate of interest etc., as may   be decided
       by and deemed appropriate by the Board as
       per applicable law,     including the
       discretion to determine the categories of
       Investors to whom the offer, issue and
       allotment shall be made, considering the
       prevailing market   CONTD

CONT   CONTD conditions and other relevant factors               Non-Voting
       wherever necessary in consultation with its
       advisors, as the Board in its absolute
       discretion may deem fit and appropriate.
       Resolved further that in addition to all
       applicable Indian laws, the securities
       issued in pursuance of this resolution
       shall also be governed by all applicable
       laws and regulations of any jurisdiction
       outside India where they are listed or that
       may in any other manner apply to such
       securities or provided in the terms of
       their issue. Resolved further that any
       securities that are not subscribed in
       issues mentioned above, may be disposed off
       by the Board in its absolute discretion in
       such manner, as the Board may deem fit and
       as permissible by law. Resolved further
       that in case of a Qualified Institutional
       Placement pursuant to Chapter VIII of the
       SEBI ICDR CONTD

CONT   CONTD Regulations, the allotment of                       Non-Voting
       specified securities shall only be to
       Qualified Institutional Buyers within the
       meaning of Chapter VIII and the relevant
       date for the determination of the price of
       the equity shares to be issued or issued
       pursuant to conversion, shall be the date
       on which the Board decides to open the
       issue of securities or such other time as
       may be allowed by SEBI ICDR Regulations
       from time to time and allotment of
       specified securities shall be completed
       within twelve months from the date of this
       resolution. Resolved further that in case
       of an issuance of FCCBs/ADRs/GDRs, the
       relevant date for the determination of the
       issue price of the securities offered,
       shall be determined in accordance with the
       Issue of Foreign Currency Convertible Bonds
       and Ordinary shares (through Depository
       Receipt Mechanism) CONTD

CONT   CONTD Scheme, 1993 as may be amended from                 Non-Voting
       time to time. Resolved further that the
       issue of Securities shall be subject to the
       following terms and conditions: (a) The
       Securities shall be subject to the
       provisions of Memorandum and Articles of
       Association of the Company and in
       accordance with the terms of the issue; and
       (b) The number and/or price of the
       Securities shall be appropriately adjusted
       for corporate actions such as bonus issue,
       rights issue, stock split, merger,
       demerger, transfer of undertaking, sale of
       division or any such capital or corporate
       restructuring. Resolved further that for
       the purpose of giving effect to the above
       resolutions, the Board be and is hereby
       authorized to do all such acts, deeds,
       matters and things including but not
       limited to determining the form and manner
       of the issue, including the CONTD

CONT   CONTD class of investors to whom the                      Non-Voting
       Securities are to be issued and allotted,
       number of Securities to be allotted,
       execution of various transaction documents,
       creation of mortgage/ charge in accordance
       with Section 293(1)(a) of the Act, in
       respect of any Securities as may be
       required either on pari-passu basis or
       otherwise, as it may in its absolute
       discretion deem fit and to settle all
       questions, difficulties or doubts that may
       arise in regard to the offer, issue or
       allotment of Securities and utilization of
       the issue proceeds as it may in its
       absolute discretion deem fit without being
       required to seek any further consent or
       approval of the members or otherwise to the
       end and intent that the members shall be
       deemed to have given their approval thereto
       expressly by the authority of this
       resolution. Resolved further that CONTD

CONT   CONTD the Board be and is hereby authorized               Non-Voting
       to finalize and approve the preliminary as
       well as the final offer documents, if
       required, for the proposed issue of the
       Securities and to authorize any Director or
       Directors of the Company or any other
       Officer or Officers of the Company to sign
       the above documents for and on behalf of
       the Company together with the authority to
       amend, vary or modify the same as such
       authorized persons may consider necessary,
       desirable or expedient and for the purpose
       aforesaid, to give such declarations,
       affidavits, certificates, consents and/or
       authorities as may, in the opinion of such
       authorized person, be required from time to
       time, and to arrange for the submission of
       the Preliminary and Final Placement
       Document, and any amendments and
       supplements thereto, with any applicable
       government CONTD

CONT   CONTD and regulatory authorities,                         Non-Voting
       institutions or bodies, as may be required.
       Resolved further that the Board be and is
       hereby authorized to do such acts, deeds
       and things as the Board in its absolute
       discretion deems necessary or desirable in
       connection with the issue of the Securities
       and to give effect to these resolutions,
       including, without limitation, the
       following: (i) Seeking, if required, the
       consent of the Company's lenders, parties
       with whom the Company has entered into
       various commercial and other agreements,
       all concerned government and regulatory
       authorities in or outside India, and any
       other consents that may be required in
       connection with the issue and allotment of
       the Securities; (ii) Giving or authorizing
       the giving of such declarations,
       affidavits, certificates, consents and
       authorities as may be CONTD

CONT   CONTD required from time to time by                       Non-Voting
       concerned persons; and (iii) Settling any
       questions, difficulties or doubts that may
       arise in regard to any such issue or
       allotment of Securities as it may in its
       absolute discretion deem fit. Resolved
       further that the Board be and is hereby
       authorized to form a committee or delegate
       all or any of its powers to any Director(s)
       or Committee of Directors / Company
       Secretary / other persons authorized by the
       Board to give effect to the aforesaid
       resolutions. Resolved further that subject
       to the applicable laws the Board and/or the
       Committee authorized by the Board be and is
       hereby authorized to do such acts, deeds
       and things as the Board in its absolute
       discretion deems necessary or desirable in
       connection with the issue of the
       securities, including, without limitation
       of the following: (a) CONTD

CONT   CONTD Decide the date for the opening of                  Non-Voting
       the issue of securities. (b) Decide the
       price band for the issue. (c) Finalize the
       Issue Price. (d) Finalize the allotment of
       the securities on the basis of the
       subscriptions received. (e) Finalize
       signing of and arrangement for the
       submission of the preliminary and final
       offering circulars/prospectus(es)/offer
       document(s), and any amendments and
       supplements thereto, along with supporting
       papers needed to be filed for seeking
       listing approval with any applicable
       government and regulatory authorities,
       institutions or bodies as may be required;
       (f ) Decide the pricing and terms of the
       securities, and all other related matters,
       including taking any action on two-way
       fungibility for conversion of underlying
       equity shares into FCCBs/ GDRs/ ADRs, as
       per applicable laws, regulations or CONTD

CONT   CONTD guidelines; (g) Appoint, in its                     Non-Voting
       absolute discretion, managers (including
       lead manager), investment bankers, merchant
       bankers, underwriters, guarantors,
       financial and /or legal advisors,
       depositories, custodians, principal
       paying/transfer/conversion agents, listing
       agents, registrars, trustees and all other
       agencies, whether in India or abroad,
       entering into or execution of all such
       agreements/ arrangements/ MoUs/ documents
       with any such agencies, in connection with
       the proposed offering of the securities;
       (h) Approve of the Deposit Agreement(s),
       the Purchase/Underwriting Agreement(s), the
       Trust Deed(s), the Indenture(s), the
       Master/Global GDRs/ADRs/FCCBs/other
       securities, letters of allotment, listing
       application, engagement letter(s),
       memoranda of understanding and any other
       agreements or documents, as may be CONTD

CONT   CONTD necessary in connection with the                    Non-Voting
       issue/offering (including amending, varying
       or modifying the same, as may be considered
       desirable or expedient), in accordance with
       all applicable laws, rules, regulations and
       guidelines; (i) Settle all questions,
       difficulties or doubts that may arise in
       regards to the offer, issue or allotment of
       securities and utilization of the proceeds
       of the issue in such manner and to do all
       such acts, deeds, matters and things as it
       may in its absolute discretion deem fit.
       Resolved further that the Board and/or the
       Committee authorized by the Board be and is
       hereby authorized to accept any
       modifications in the proposals as may be
       required by the authorities involved in
       such issues but subject to such conditions
       as the SEBI/ GoI/RBI or such other
       appropriate authorities may impose at the
       time CONTD

CONT   CONTD of their approval and as agreed to by               Non-Voting
       the Board; Resolved further that without
       prejudice to the generality of the
       foregoing, issue of the securities may be
       done upon all or any terms or combination
       of terms in accordance with international
       practices relating to the payment of
       interest, additional interest, premium on
       redemption, prepayment or any other debt
       service payments and all such terms as are
       provided customarily in an issue of
       securities of this nature. Resolved further
       that the Company may enter into any
       arrangement with any agency or body
       authorized by the Company for the issue of
       depository receipts representing the
       underlying equity shares issued by the
       Company in registered or bearer form with
       such features and attributes as are
       prevalent in international capital markets
       for instruments of this nature CONTD

CONT   CONTD and to provide for the tradability or               Non-Voting
       free transferability thereof as per
       international practices and regulations
       (including listing on one or more stock
       exchange(s) inside or outside India) and
       under the forms and practices prevalent in
       the international markets

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN TEXT OF RESOLUTION 7. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 PRESTIGE ESTATES PROJECTS LTD, BANGALORE                                                    Agenda Number:  704696561
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y707AN101
    Meeting Type:  AGM
    Meeting Date:  05-Sep-2013
          Ticker:
            ISIN:  INE811K01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider, approve and adopt the               Mgmt          For                            For
       Audited Balance Sheet of the Company as at
       31st March 2013 and the Profit and Loss
       Account for the year ended on that date,
       together with the Report of Board of
       Directors and Auditors thereon

2      To declare a first and final dividend on                  Mgmt          For                            For
       Equity Shares for the year ended on 31st
       March 2013: dividend of Rs.1.2 per equity
       share

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Rezwan Razack, Joint Managing Director, who
       retires by rotation and being eligible,
       offers himself for re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Noaman Razack, Director, who retires by
       rotation and being eligible, offers himself
       for re-appointment

5      To appoint Statutory Auditors of the                      Mgmt          For                            For
       Company and to fix their Remuneration. M/s.
       Deloitte Haskins & Sells, Chartered
       Accountants, Bangalore, the present
       Statutory Auditors, retire at the
       conclusion of the ensuing Annual General
       Meeting and, being eligible, offer
       themselves for re-appointment

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 314 of the Companies Act, 1956 read
       with Director's Relatives (Office or Place
       of Profit) Rules, 2003 and other applicable
       provisions, if any, and the rules and
       regulations thereunder, including any
       statutory modification or re-enactment
       thereof, the consent of the members of the
       company be and is hereby accorded for the
       increase in remuneration of Ms. Uzma Irfan,
       Executive Director (Corporate
       Communications) of the Company from
       Rs.25,000/-per month to Rs.2,50,000/-per
       month with effect from 1 April 2013, which
       will remain in force until a fresh
       resolution is  passed, revising the
       remuneration. Resolved further that the
       Board be and is hereby authorized to do all
       such acts, deeds and things and to execute
       all such documents, instruments and
       writings as may be required CONTD

CONT   CONTD and to delegate all or any of its                   Non-Voting
       powers herein conferred to any Committee of
       the Directors or any Director or Company
       Secretary or Officer in this regard to give
       effect to the above said resolution

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 314 of the Companies Act, 1956 read
       with Director's Relatives (Office or Place
       of Profit) Rules, 2003 and other applicable
       provisions, if any, and the rules and
       regulations thereunder, including any
       statutory modification or re-enactment
       thereof, the consent of the members of the
       Company be and is hereby accorded to
       increase the remuneration of Mr. Faiz
       Rezwan, Executive Director (Contracts &
       projects) of the Company from
       Rs.25,000/-per month to Rs.2,50,000/-per
       month with effect from 1 April 2013, which
       will remain in force until a fresh
       resolution is passed, revising  the
       remuneration. Resolved further that the
       Board be and is hereby authorized to do all
       such acts, deeds and things and to execute
       all such documents, instruments and
       writings as may be required and to CONTD

CONT   CONTD delegate all or any of its powers                   Non-Voting
       herein conferred to any Committee of the
       Directors or any Director or Company
       Secretary or Officer in this regard to give
       effect to the above said resolution

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 314 of the Companies Act, 1956 read
       with Director's Relatives (Office or Place
       of Profit) Rules, 2003 and other applicable
       provisions, if any, and the rules and
       regulations thereunder, including any
       statutory modification or re-enactment
       thereof, the consent of the members of the
       Company be and is hereby accorded for the
       increase in remuneration of Mr. Zaid Sadiq,
       Executive Director (Liasoning &
       Hospitality) of the Company from
       Rs.50,000/-per month to Rs.2,50,000/-per
       month with effect from 1 April 2013 , which
       will remain in force until a fresh
       resolution is passed,  revising the
       remuneration. Resolved further that the
       Board be and is hereby authorized to do all
       such acts, deeds and things and to execute
       all such documents, instruments and
       writings as may be required CONTD

CONT   CONTD and to delegate all or any of its                   Non-Voting
       powers herein conferred to any Committee of
       the Directors or any Director or Company
       Secretary or Officer in this regard to give
       effect to the above said resolution

9      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 314 of the Companies Act, 1956 read
       with Director's Relatives (Office or Place
       of Profit) Rules, 2003 and other applicable
       provisions, if any, and the rules and
       regulations thereunder, including any
       statutory modification or re-enactment
       thereof the consent of the members of the
       Company be and is hereby accorded for the
       increase in remuneration of Ms. Sana
       Rezwan, Executive Director (Retail) of the
       Company from Rs.25,000/-per month to
       Rs.2,50,000/-per month with effect from 1
       April 2013, which will remain in force
       until a fresh resolution is passed,
       revising the remuneration. Resolved further
       that the Board be and is hereby authorized
       to do all such acts, deeds and  things and
       to execute all such documents, instruments
       and writings as may be required and to
       delegate all CONTD

CONT   CONTD or any of its powers herein conferred               Non-Voting
       to any Committee of the Directors or any
       Director or Company Secretary or Officer in
       this regard to give effect to the above
       said resolution




--------------------------------------------------------------------------------------------------------------------------
 REDEFINE PROPERTIES LTD                                                                     Agenda Number:  704630929
--------------------------------------------------------------------------------------------------------------------------
        Security:  S6815L105
    Meeting Type:  OGM
    Meeting Date:  19-Jul-2013
          Ticker:
            ISIN:  ZAE000143178
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Unissued linked units under director's                    Mgmt          For                            For
       control

O.2    Authority to issue linked units pursuant to               Mgmt          For                            For
       rights offer




--------------------------------------------------------------------------------------------------------------------------
 RESILIENT PROPERTY INCOME FUND LIMITED                                                      Agenda Number:  704767788
--------------------------------------------------------------------------------------------------------------------------
        Security:  S6917MAA8
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2013
          Ticker:
            ISIN:  ZAE000043642
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1.1  Re-election of Desmond de Beer as director                Mgmt          For                            For

O.1.2  Re-election of Jacobus Johann Kriek as                    Mgmt          For                            For
       director

O.2.1  Re-election of Marthin Petrus Greyling as                 Mgmt          For                            For
       director

O.2.2  Re-election of Mfundiso Johnson Ntabankulu                Mgmt          For                            For
       Njeke as director

O.2.3  Re-election of Barry Daniel van Wyk as                    Mgmt          For                            For
       director

O.3.1  Re-election of Marthin Petrus Greyling as a               Mgmt          For                            For
       member of the audit committee

O.3.2  Re-election of Bryan Douglas Hopkins as a                 Mgmt          For                            For
       member of the audit committee

O.3.3  Re-election of Barry Daniel van Wyk as a                  Mgmt          For                            For
       member of the audit committee

O.4    Reappointing Deloitte & Touche as auditors                Mgmt          For                            For
       of the group with Mr P Kleb currently being
       the designated audit partner

O.5    Authorising directors to determine                        Mgmt          For                            For
       auditors' remuneration

O.6    Unissued shares under the control of the                  Mgmt          For                            For
       directors

O.7    General authority to issue securities for                 Mgmt          For                            For
       cash

S.1    Approval of financial assistance to related               Mgmt          For                            For
       or inter-related companies

S.2    Approval of the repurchase of linked units                Mgmt          For                            For

S.3    Approval of provision of financial                        Mgmt          For                            For
       assistance for the purchase of linked units

O.8    Authority for directors or company                        Mgmt          For                            For
       secretary to implement resolutions




--------------------------------------------------------------------------------------------------------------------------
 SM PRIME HOLDINGS INC, MANILA                                                               Agenda Number:  704621401
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8076N112
    Meeting Type:  SGM
    Meeting Date:  10-Jul-2013
          Ticker:
            ISIN:  PHY8076N1120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Call to order                                             Mgmt          Abstain                        Against

2      Certification of notice and quorum                        Mgmt          Abstain                        Against

3      Approval of the minutes of the annual                     Mgmt          For                            For
       meeting of stockholders held on April 16,
       2013

4      Ratification of the plan of merger between                Mgmt          For                            For
       the corporation and SM Land, Inc.

5      Ratification of the amendment of the                      Mgmt          For                            For
       articles of incorporation of the company
       to:(a) increase the authorized capital
       stock of the company from twenty billion
       pesos (PHP20,000,000,000) consisting of
       twenty billion (20,000,000,000) common
       shares with a par value of one peso
       (PHP1.00) per share to forty billion pesos
       (PHP40,000,000,000) consisting of forty
       billion (40,000,000,000) common shares with
       a par value of one peso (PHP1.00) per
       share, and (b) change the corporation's
       primary purpose to a mixed real property
       developer

6      Ratification of the issuance of                           Mgmt          For                            For
       1,545,722,178 SMPH common shares to acquire
       certain unlisted real estate companies and
       assets from SM investments incorporation,
       mountain bliss resort and development
       corporation, and the SY family, in exchange
       for the latters' shares in the companies
       (share for share swap and property for
       share swap)

7      Other matters                                             Mgmt          Against                        Against

8      Adjournment                                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SM PRIME HOLDINGS INC, MANILA                                                               Agenda Number:  705068408
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8076N112
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2014
          Ticker:
            ISIN:  PHY8076N1120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 285442 DUE TO RECEIPT OF
       DIRECTOR NAMES IN RESOLUTIONS 7 TO 14. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO
       REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1      Call to order                                             Mgmt          Abstain                        Against

2      Certification of notice and quorum                        Mgmt          Abstain                        Against

3      Approval of minutes of special meeting of                 Mgmt          For                            For
       stockholders held on July 10, 2013

4      Approval of annual report for the year 2013               Mgmt          For                            For

5      General ratification of the acts of the                   Mgmt          For                            For
       board of directors and the management from
       the date of the last annual stockholders'
       meeting up to the date of this meeting

6      Amendment of the articles of incorporation                Mgmt          For                            For
       to state the specific address of the
       corporation's principal office per sec mc
       no. 6. series of 2014

7      Election of director: Henry Sy, Sr                        Mgmt          Against                        Against

8      Election of director: Henry T. Sy, Jr                     Mgmt          For                            For

9      Election of director: Hans T. Sy                          Mgmt          For                            For

10     Election of director: Herbert T. Sy                       Mgmt          Against                        Against

11     Election of director: Jorge T. Mendiola                   Mgmt          Against                        Against

12     Election of director: Jose L. Cuisia, Jr.                 Mgmt          For                            For
       (independent director)

13     Election of director: Gregorio U. Kilayko                 Mgmt          For                            For
       (independent director)

14     Election of director: Joselito H. Sibayan                 Mgmt          For                            For
       (independent director)

15     Appointment of external auditor: SGV & Co                 Mgmt          For                            For

16     Other matters                                             Mgmt          Against                        Against

17     Adjournment                                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TESCO LOTUS RETAIL GROWTH FREEHOLD AND LEASEHOLD P                                          Agenda Number:  704756925
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85778101
    Meeting Type:  EGM
    Meeting Date:  04-Nov-2013
          Ticker:
            ISIN:  TH3226010009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To certify the minutes of the unit holders                Mgmt          For                            For
       meeting no. 1/2012 on 5 October 2012

2      To consider and approve the investment in                 Mgmt          For                            For
       the new property by the fund

3      To consider and approve the amendment to                  Mgmt          For                            For
       the fund scheme to reflect the investment
       in the new property and modify the relevant
       information in the fund scheme

4      Other businesses (if any)                                 Mgmt          Against                        Against



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Emerging Markets Real Estate Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                Assistant Secretary
Date                 08/20/2014